Convertible Debentures (Details 1) - Grown Rogue Unlimited LLC [Member]	Oct. 31, 2018 USD ($)
Reserve Quantities [Line Items]
Convertible debentures, principal	$ 1,009,060
Conversion option	132,000
Total	$ 1,141,060